Schedule of Company Nonvested Shares (Details) - $ / shares		3 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Beginning			34,526
Weighted Average Grant Date Fair Value Beginning			$ 14.36
Number of Shares Granted			101,930	28,623
Weighted Average Grant Date Fair Value Granted
Number of Shares Vested	(260,000)	(260,000)	(104,000)
Number of Shares Ending				34,526
Weighted Average Grant Date Fair Value Ending				$ 14.36
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Beginning		114,336	42,191	15,878
Weighted Average Grant Date Fair Value Beginning		$ 5.43	$ 1.40	$ 8.18
Number of Shares Granted			330,554	48,340
Weighted Average Grant Date Fair Value Granted			$ 5.77	$ 12.60
Number of Shares Vested			(104,698)	(20,277)
Weighted Average Grant Date Fair Value Vested			$ 6.72	$ 53.80
Number of Shares Cancelled/Forfeited			(153,711)	(1,750)
Weighted Average Grant Date Fair Value Cancelled/Forfeited			$ 5.53	$ 40.00
Number of Shares Ending	114,336	114,336	114,336	42,191	15,878
Weighted Average Grant Date Fair Value Ending	$ 5.43	$ 5.43	$ 5.43	$ 1.40	$ 8.18